Columbia Strategic Allocation Fund
Prospectus Supplement – July 1, 2011 to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Strategic Allocation Fund	11/29/2010

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Strategic Allocation Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses		Columbia Strategic Allocation Fund	Columbia Strategic Allocation Fund Class A	Columbia Strategic Allocation Fund Class B	Columbia Strategic Allocation Fund Class C	Columbia Strategic Allocation Fund Class I	Columbia Strategic Allocation Fund Class R	Columbia Strategic Allocation Fund Class R4	Columbia Strategic Allocation Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Management fees			0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none
Other expenses			0.30%	0.30%	0.30%	0.11%	0.30%	0.41%	0.30%
Acquired fund fees and expenses			0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses			1.19%	1.94%	1.94%	0.75%	1.44%	1.05%	0.94%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Strategic Allocation Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	689	931	1,193	1,940
Class B	Class B (if shares are redeemed)	697	909	1,248	2,074
Class C	Class C (if shares are redeemed)	297	609	1,048	2,269
Class I	Class I (whether or not shares are redeemed)	77	240	418	934
Class R	Class R (whether or not shares are redeemed)	147	456	788	1,729
Class R4	Class R4 (whether or not shares are redeemed)	107	334	580	1,287
Class Z	Class Z (whether or not shares are redeemed)	96	300	521	1,159

Expense Example, No Redemption Columbia Strategic Allocation Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	197	609	1,048	2,074
Class C	Class C (if shares are not redeemed)	197	609	1,048	2,269